CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 7,706,512	¥ 5,861,942
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	566,710	442,775
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	889,900	1,050,714
Long-term debt, liabilities accounted for at fair value	¥ 1,943,986	¥ 1,496,488
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	25,389,644,945	25,386,307,945
Treasury stock, shares	27,171,089	19,992,754